Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of company's subsidiaries and joint arrangements [Table Text Block]
	Place of business	Entity type	Economic interest	Method
Greenbriar Capital Holdco Inc.	USA	Subsidiary	100%	Consolidation
Greenbriar Capital (U.S.) LLC	USA	Subsidiary	100%	Consolidation
AG Solar One, LLC	USA	Subsidiary	100%	Consolidation
2587344 Ontario Inc.	Canada	Subsidiary	100%	Consolidation
RealBlock Limited	Canada	Subsidiary	100%	Consolidation